LOAN PAYABLE	12 Months Ended
Dec. 31, 2024
Loan Payable
LOAN PAYABLE

NOTE 6. LOAN PAYABLE

During the year ended December 31, 2023, the Company entered into loan payable with GL Part SPV I, LLC (“GL”) borrowing an aggregate of $2,350,000. The amount was borrowed on various dates ranging from August 14, 2023, to November 20, 2023. As of December 31, 2024, and 2023, the balance due for this loan was $2,350,000. The payable does not bear any interest rate and has no due date is payable upon demand. The balance is classified as current on the consolidated balance sheets. The management of the Company expects to repay the balance upon generating the cash flow through operations or financing activity.